Carillon Chartwell Small Cap Fund
Schedule of Investments
March 31, 2025 (Unaudited)

COMMON STOCKS - 94.8%	Shares	Value
Aerospace & Defense - 2.3%
AAR Corp. (a)	38,753	$2,169,781
AeroVironment, Inc. (a)	22,590	2,692,502
		4,862,283

Automobile Components - 0.8%
Modine Manufacturing Co. (a)	22,519	1,728,333

Banks - 7.4%
Axos Financial, Inc. (a)	37,618	2,427,113
Columbia Banking System, Inc.	85,275	2,126,759
First Horizon Corp.	189,779	3,685,508
Pinnacle Financial Partners, Inc.	34,835	3,693,903
Wintrust Financial Corp.	31,377	3,528,658
		15,461,941

Biotechnology - 8.9%
ADMA Biologics, Inc. (a)	170,236	3,377,482
BridgeBio Pharma, Inc. (a)	37,988	1,313,245
Immunovant, Inc. (a)	36,476	623,375
Insmed, Inc. (a)	31,291	2,387,191
Merus NV (a)	25,597	1,077,378
Natera, Inc. (a)	44,216	6,252,585
Vera Therapeutics, Inc. (a)	41,818	1,004,468
Viking Therapeutics, Inc. (a)	54,122	1,307,046
Xenon Pharmaceuticals, Inc. (a)	39,086	1,311,335
		18,654,105

Broadline Retail - 1.8%
Ollie's Bargain Outlet Holdings, Inc. (a)	31,990	3,722,356

Chemicals - 1.0%
Avient Corp.	54,341	2,019,312

Construction & Engineering - 4.4%
Comfort Systems USA, Inc.	11,899	3,835,405
Dycom Industries, Inc. (a)	12,463	1,898,613
Primoris Services Corp.	34,792	1,997,409
Sterling Infrastructure, Inc. (a)	13,930	1,577,015
		9,308,442

Electrical Equipment - 0.8%
Powell Industries, Inc.	9,631	1,640,448

Electronic Equipment, Instruments & Components - 5.5%
Coherent Corp. (a)	40,126	2,605,783
Fabrinet (a)	14,673	2,898,064
Itron, Inc. (a)	36,578	3,831,911
Powerfleet, Inc. (a)	411,553	2,259,426
		11,595,184

Energy Equipment & Services - 2.2%
Aris Water Solutions, Inc. - Class A	74,995	2,402,840
Solaris Energy Infrastructure, Inc.	103,269	2,247,133
		4,649,973

Financial Services - 0.7%
Walker & Dunlop, Inc.	16,565	1,413,988

Health Care Equipment & Supplies - 10.8%
Glaukos Corp. (a)	11,549	1,136,653
ICU Medical, Inc. (a)	15,470	2,148,164
Integer Holdings Corp. (a)	29,085	3,432,321
Lantheus Holdings, Inc. (a)	43,571	4,252,530
LeMaitre Vascular, Inc.	29,521	2,476,812
Merit Medical Systems, Inc. (a)	87,343	9,233,028
		22,679,508

Health Care Providers & Services - 4.5%
GeneDx Holdings Corp. (a)	53,250	4,716,086
HealthEquity, Inc. (a)	22,814	2,016,073
RadNet, Inc. (a)	53,987	2,684,234
		9,416,393

Health Care Technology - 1.0%
Waystar Holding Corp. (a)	58,290	2,177,714

Hotel & Resort REITs - 2.0%
Ryman Hospitality Properties, Inc.	46,458	4,248,120

Hotels, Restaurants & Leisure - 3.5%
Boyd Gaming Corp.	40,057	2,636,952
Caesars Entertainment, Inc. (a)	78,517	1,962,925
Churchill Downs, Inc.	10,517	1,168,123
Dutch Bros, Inc. - Class A (a)	23,833	1,471,450
		7,239,450

Household Durables - 1.0%
Installed Building Products, Inc.	12,667	2,171,884

Independent Power and Renewable Electricity Producers - 0.6%
Talen Energy Corp. (a)	6,441	1,286,074

Insurance - 2.0%
Skyward Specialty Insurance Group, Inc. (a)	80,038	4,235,611

Machinery - 1.5%
Crane Co.	15,283	2,341,050
Terex Corp.	21,114	797,687
		3,138,737

Media - 0.7%
Magnite, Inc. (a)	118,980	1,357,562

Metals & Mining - 0.5%
Carpenter Technology Corp.	5,804	1,051,569

Oil, Gas & Consumable Fuels - 3.0%
Gulfport Energy Corp. (a)	17,148	3,157,633
Matador Resources Co.	61,428	3,138,356
		6,295,989

Personal Care Products - 1.8%
BellRing Brands, Inc. (a)	51,875	3,862,613

Pharmaceuticals - 4.0%
Amneal Pharmaceuticals, Inc. (a)	211,525	1,772,580
ANI Pharmaceuticals, Inc. (a)	31,065	2,079,802
Axsome Therapeutics, Inc. (a)	29,296	3,416,792
Evolus, Inc. (a)	92,514	1,112,943
		8,382,117

Professional Services - 2.3%
ExlService Holdings, Inc. (a)	65,133	3,074,929
Parsons Corp. (a)	28,902	1,711,287
		4,786,216

Semiconductors & Semiconductor Equipment - 6.1%
Camtek Ltd. (b)	23,875	1,399,791
Credo Technology Group Holding Ltd. (a)	34,267	1,376,163
MACOM Technology Solutions Holdings, Inc. (a)	50,780	5,097,296
Power Integrations, Inc.	20,998	1,060,399
Rambus, Inc. (a)	76,175	3,943,961
		12,877,610

Software - 6.3%
AvePoint, Inc. (a)	192,014	2,772,682
Clearwater Analytics Holdings, Inc. - Class A (a)	98,542	2,640,926
CommVault Systems, Inc. (a)	17,183	2,710,790
Gitlab, Inc. - Class A (a)	26,709	1,255,323
Tenable Holdings, Inc. (a)	36,556	1,278,729
The Descartes Systems Group, Inc. (a)	24,835	2,504,113
		13,162,563

Specialty Retail - 1.4%
Burlington Stores, Inc. (a)	7,186	1,712,639
Foot Locker, Inc. (a)	79,540	1,121,514
		2,834,153

Trading Companies & Distributors - 6.0%
Applied Industrial Technologies, Inc.	21,336	4,807,854
FTAI Aviation Ltd.	31,573	3,505,550
Herc Holdings, Inc.	16,285	2,186,587
McGrath RentCorp	18,559	2,067,473
		12,567,464
TOTAL COMMON STOCKS (Cost $209,540,078)		198,827,712

SHORT-TERM INVESTMENTS - 0.7%	Shares	Value
Money Market Funds - 0.7%
First American Government Obligations Fund - Class X, 4.27% (c)	1,389,847	1,389,847
TOTAL SHORT-TERM INVESTMENTS (Cost $1,389,847)		1,389,847

TOTAL INVESTMENTS - 95.5% (Cost $210,929,925)		200,217,559
Other Assets in Excess of Liabilities - 4.5%		9,396,913
TOTAL NET ASSETS - 100.0%		$209,614,472
two		–%

Percentages are stated as a percent of net assets.	–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of March 31, 2025. The total market value of these securities was $1,352,477 which represented 0.6% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of March 31, 2025. Investment made with cash collateral received for securities on loan.

Summary of Fair Value Disclosure as of March 31, 2025 (Unaudited)

Carillon Chartwell Small Cap Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$198,827,712	$–	$–	$198,827,712
Money Market Funds	1,389,847	–	–	1,389,847
Total Investments	$200,217,559	$–	$–	$200,217,559

Refer to the Schedule of Investments for further disaggregation of investment categories.